Earnings per Share	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Earnings per Share
3 1 .	Earnings per Share
Basic earnings per share is calculated by dividing the profit from operations attributable to equity holders of the Group by the weighted average number of ordinary shares outstanding during the period, excluding ordinary shares purchased by the Group and held as treasury stock.
Basic earnings per share from operations for the years ended December 31, 2020, 2021 and 2022, is calculated as follows:

	2020		2021		2022
Profit attributable to ordinary shares of owners of the Controlling Company (in millions of Korean won)	￦	700,889	￦	1,354,537	￦	1,259,686
Weighted average number of ordinary shares outstanding (in number of shares)		245,207,307		235,201,782		242,235,332
Basic earnings per share (in Korean won)	￦	2,858	￦	5,759	￦	5,200
Diluted earnings per share from operations is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. The Controlling Company has dilutive potential ordinary shares from convertible bond
and
other share-based payments.
Diluted earnings per share from operations for the years ended December 31, 2020, 2021 and 2022 is calculated as follows:

	2020		2021		2022
Profit attributable to ordinary shares of owners of the Controlling Company (in millions of Korean won)	￦	700,889	￦	1,354,537	￦	1,259,686
Adjustment to net income attributable to ordinary shares ( i n millions of Korean won)		—		—		(496)
Diluted profit attributable to ordinary shares (in millions of Korean won)		700,889		1,354,537		1,259,190
Number of dilutive potential ordinary shares outstanding (in number of shares)		69,598		483,760		91,931
Weighted average number of ordinary shares outstanding (in number of shares)		245,276,905		235,685,542		242,327,263
Diluted earnings per share (in Korean won)	￦	2,858	￦	5,747	￦	5,196
Diluted earnings per share is earnings per outstanding of ordinary shares and dilutive potential ordinary shares. Diluted earnings per share is calculated by dividing adjusted profit for the year by the sum of the number of ordinary shares and dilutive potential ordinary shares.